Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Listed Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001683471
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 03, 2020
Prospectus Date	rr_ProspectusDate	Jun. 29, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JANZ	TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF
FEBZ	TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF
MARZ	TRUESHARES STRUCTURED OUTCOME (MARCH) ETF
APRZ	TRUESHARES STRUCTURED OUTCOME (APRIL) ETF
MAYZ	TRUESHARES STRUCTURED OUTCOME (MAY) ETF
JUNZ	TRUESHARES STRUCTURED OUTCOME (JUNE) ETF
JULZ	TRUESHARES STRUCTURED OUTCOME (JULY) ETF
AUGZ	TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF
SEPZ	TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF
OCTZ	TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF
NVMZ	TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF
DECZ	TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF

(each, a “Fund” and collectively, the “Funds”)
August 3, 2020
Supplement to the Fund’s
Summary Prospectus for JULZ dated June 29, 2020,
Summary Prospectus for AUGZ dated July 1, 2020, and
Prospectus and Statement of Additional Information dated June 29, 2020
The following replaces the seventh and eighth paragraphs including the hypothetical returns charts in the “Principal Investment Strategy” section for each Fund in the Prospectus.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following charts illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Fund shares on the Initial Investment Day and holds such shares for the entire Investment Period. These charts do not take into account payment by the Fund of fees and expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.
{Graphics omitted}

The Fund includes a mix of purchased and written (sold) put and call options structured to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the level of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding and the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Supplement Closing [Text Block]	ck0001683471_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
TrueShares Structured Outcome (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF
TrueShares Structured Outcome (January) ETF | TrueShares Structured Outcome (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JANZ
TrueShares Structured Outcome (February) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF
TrueShares Structured Outcome (February) ETF | TrueShares Structured Outcome (February) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FEBZ
TrueShares Structured Outcome (March) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (MARCH) ETF
TrueShares Structured Outcome (March) ETF | TrueShares Structured Outcome (March) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MARZ
TrueShares Structured Outcome (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (APRIL) ETF
TrueShares Structured Outcome (April) ETF | TrueShares Structured Outcome (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APRZ
TrueShares Structured Outcome (May) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (MAY) ETF
TrueShares Structured Outcome (May) ETF | TrueShares Structured Outcome (May) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAYZ
TrueShares Structured Outcome (June) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (JUNE) ETF
TrueShares Structured Outcome (June) ETF | TrueShares Structured Outcome (June) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JUNZ
TrueShares Structured Outcome (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (JULY) ETF
TrueShares Structured Outcome (July) ETF | TrueShares Structured Outcome (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JULZ
TrueShares Structured Outcome (August) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF
TrueShares Structured Outcome (August) ETF | TrueShares Structured Outcome (August) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AUGZ
TrueShares Structured Outcome (September) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF
TrueShares Structured Outcome (September) ETF | TrueShares Structured Outcome (September) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEPZ
TrueShares Structured Outcome (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF
TrueShares Structured Outcome (October) ETF | TrueShares Structured Outcome (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OCTZ
TrueShares Structured Outcome (November) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF
TrueShares Structured Outcome (November) ETF | TrueShares Structured Outcome (November) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NVMZ
TrueShares Structured Outcome (December) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF
TrueShares Structured Outcome (December) ETF | TrueShares Structured Outcome (December) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DECZ